Accrued Pension and Severance Costs (Schedule of Weighted-Average Asset Allocation of Domestic Benefit Plans) (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Life insurance company general accounts	10.80%	13.00%
Weighted-average asset allocation of benefit plans	100.00%	100.00%
Weighted-average asset target allocation of benefit plans	100.00%
Target, Life insurance company general accounts	13.00%
Japanese Plans | Equity Securities
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	37.90%	34.50%
Weighted-average asset target allocation of benefit plans	30.00%
Japanese Plans | Debt Securities
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	26.20%	30.10%
Weighted-average asset target allocation of benefit plans	35.00%
Japanese Plans | Cash and Cash Equivalents
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	5.20%	9.50%
Weighted-average asset target allocation of benefit plans	2.00%
Japanese Plans | Other Asset
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	19.90%	12.90%
Weighted-average asset target allocation of benefit plans	20.00%
Non-Japanese Plans
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	100.00%	100.00%
Weighted-average asset target allocation of benefit plans	100.00%
Non-Japanese Plans | Equity Securities
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	43.10%	42.80%
Weighted-average asset target allocation of benefit plans	43.50%
Non-Japanese Plans | Debt Securities
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	25.00%	35.10%
Weighted-average asset target allocation of benefit plans	25.30%
Non-Japanese Plans | Cash and Cash Equivalents
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	28.90%	18.20%
Weighted-average asset target allocation of benefit plans	28.20%
Non-Japanese Plans | Other Asset
Accrued Pension And Severance Costs [Abstract]
Weighted-average asset allocation of benefit plans	3.00%	3.90%
Weighted-average asset target allocation of benefit plans	3.00%